UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:  12/31/11

Item 1.  Reports to Stockholders.

Quantitative Managed Futures Strategy Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi-Annual Report

December 31, 2011

1-855-QMF-FUND

WWW.QMFSFUND.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Quantitative Managed Futures Strategy Fund
PORTFOLIO REVIEW
December 31, 2011 (Unaudited)

The Portfolio's performance figures* for the period ended December 31, 2011, as compared to its benchmark:

		Since Inception**
Quantitative Managed Futures Strategy Fund Class A		0.00%
Quantitative Managed Futures Strategy Fund Class A with Load		(5.75)%
Quantitative Managed Futures Strategy Fund Class C		0.00%
Quantitative Managed Futures Strategy Fund Class I		0.10%
Barclay BTOP50 Index		(2.31)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I Shares per the July 22, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free
1-855-QMF-FUND.

The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

** Inception date is September 30, 2011.

Holdings by Asset Class	% of Net Assets
Debt Funds	93.0%
Other / Cash & Cash Equivalents Less Liabilities	7.0%
	100.0%

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 93.0%
		DEBT FUNDS - 93.0%
	6,931	PIMCO Total Return Fund	$ 75,340
	150,000	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	150,000
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $225,448)	225,340

		SHORT-TERM INVESTMENT - 7.0%+
	17,029	Fidelity Institutional Money Market Portfolio to yield 0.21%,
		due 12/30/30 (Cost $17,029)	17,029

		TOTAL INVESTMENTS - 100.0% (Cost $242,477) (b)	$ 242,369
		OTHER ASSETS LESS LIABILITIES - 0.0%	73
		TOTAL NET ASSETS - 100.0%	$ 242,442

+	Variable rate security, the money market rate shown represents the rate at December 31, 2011.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(108)
		Net Unrealized Depreciation:	$ (108)

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 242,477
At value	$ 242,369
Receivable due from Advisor	19,838
Dividends and interest receivable	163
Receivable for Fund shares sold	40
TOTAL ASSETS	262,410

LIABILITIES
Fees payable to other affiliates	4,595
Distribution (12b-1) fees payable	15
Accrued expenses and other liabilities	15,358
TOTAL LIABILITIES	19,968
NET ASSETS	$ 242,442

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 242,122
Accumulated net investment income	428
Net unrealized depreciation of investments	(108)
NET ASSETS	$ 242,442

See accompanying notes to financial statements.
Quantitative Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
December 31, 2011 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 142,265
Shares of beneficial interest outstanding	14,223
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 10.00
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.61

Class C Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.00

Class I Shares:
Net Assets	$ 100,167
Shares of beneficial interest outstanding	10,003
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.01

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 602
Interest	17
TOTAL INVESTMENT INCOME	619
EXPENSES
Investment advisory fees	320
Distribution (12b-1) fees - Class A	15
Transfer agent fees	4,763
Administrative services fees	425
Accounting services fees	3,202
Professional fees	6,930
Custodian fees	1,408
Printing and postage expenses	1,789
Registration fees	5,365
Compliance officer fees	1,811
Trustees fees and expenses	737
Insurance expense	537
Other expenses	268
TOTAL EXPENSES	27,570
Less: Fees waived/reimbursed by the Advisor	(27,379)
NET EXPENSES	191
NET INVESTMENT INCOME	428

UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized appreciation (depreciation) of investments	(108)
NET UNREALIZED LOSS ON INVESTMENTS	(108)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 320

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
December 31,
2011 (a)
FROM OPERATIONS
Net investment income	$ 428
Net change in unrealized appreciation (depreciation)
of investments	(108)
Net increase in net assets resulting from operations	320

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	142,082
Class C	10
Class I	100,030
Net increase in net assets from shares of beneficial interest	242,122

TOTAL INCREASE IN NET ASSETS	242,442

NET ASSETS
Beginning of Period	-
End of Period *	$ 242,442
*Includes undistributed net investment income of:	$ 428

For the
Period Ended
December 31,
2011 (a)

SHARE ACTIVITY
Class A:
Shares Sold	14,223
Net increase in shares of beneficial interest outstanding	14,223

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	10,003
Net increase in shares of beneficial interest outstanding	10,003

(a)	The Quantitative Managed Futures Strategy Fund commenced operations on November 11, 2011.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A	Class C	Class I
		Period Ended	Period Ended	Period Ended
		December 31,	December 31,	December 31,
		2011 (1)	2011 (1)	2011 (1)
		(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period		$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.11	(0.02)	0.02
	Net realized and unrealized
	gain (loss) on investments	(0.11)	0.02	(0.01)
Total from investment operations		-	-	0.01

Net asset value, end of period		$ 10.00	$ 10.00	$ 10.01

Total return (3)(8)		0.00%	0.00%	0.10%

Net assets, at end of period		$ 142,265	$ 10	$ 100,167

Ratios/Supplemental Data
Ratio of gross expenses to average
	net assets (4)(5)(6)	202.75%	121.63%	289.20%
Ratio of net expenses to average
	net assets (5)(6)	1.99%	2.74%	1.74%
Ratio of net investment income (loss)
	to average net assets (5)(7)	8.35%	(1.25)%	2.09%

Portfolio Turnover Rate (8)		0%	0%	0%

(1)	The Quantitative Managed Futures Strategy Fund commenced operations November 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents
	the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements
	by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends
	by the underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements.

Quantitative Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

1.

ORGANIZATION

The Quantitative Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks absolute returns regardless of equity market performance with less volatility than equity markets.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Quantitative Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Debt Funds	$ 225,340	$ -	$ -	$ 225,340
Short-Term Investment	17,029	-	-	17,029
Total	$ 242,369	$ -	$ -	$ 242,369

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Quantitative Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $225,448 and $- respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Absolute Private Wealth Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until October 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest. Or extraordinary expenses such as litigation) do not exceed 1.99%, 2.74% and 1.74% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.99%, 2.74% and 1.74% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99%, 2.74% and 1.74% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.99%, 2.74% and 1.74%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Quantitative Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. During the period ended December 31, 2011, the Distributor received $5,449 in underwriting commissions for sales of Class A shares, of which $736 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in PIMCO Total Return Fund, (the “PIMCO Fund”). The PIMCO Fund is a separate diversified series of shares of beneficial interest of PIMCO Funds Trust, is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the PIMCO Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

Quantitative Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

The performance of the Fund may be directly affected by the performance of the PIMCO Fund. The financial statements of the PIMCO Fund, including the portfolio of investments, can be found at the PIMCO website, www.investments.pimco.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2011, the Fund invested 31.1% of its net assets in the PIMCO Fund.

The Fund currently invests a portion of its assets in Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, (the “Wells Fargo Fund”). The Wells Fargo Fund is a separate diversified series of shares of beneficial interest of Wells Fargo Funds Trust, organized as a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Wells Fargo Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Wells Fargo Fund. The financial statements of the Wells Fargo Fund, including the portfolio of investments, can be found at the Wells Fargo website, www.wellsfargoadvantagefunds.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2011, the Fund invested 61.9% of its net assets in the Wells Fargo Fund.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of December 31, 2011 Therese Rene Gross and Austrust & Co. held approximately 58% and 41%, respectively, of the voting securities of the Quantitative Managed Futures Strategy Fund.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Quantitative Managed Futures Strategy Fund

EXPENSE EXAMPLES

December 31, 2011(Unaudited)

As a shareholder of the Quantitative Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Quantitative Managed Futures Strategy  Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011* through December 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Quantitative Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual	Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio		Beginning Account Value 7-1-11	Ending Account Value 12-31-11	Expenses Paid During Period*	Ending Account Value 12-31-11	Expenses Paid During Period*
Class A Shares	1.99%	$1,000.00	$1,000.00	$2.66	$1,015.13	$8.81
Class C Shares	2.74%	$1,000.00	$1,000.00	$3.67	$1,011.36	$13.85
Class I Shares	1.74%	$1,000.00	$1,001.00	$2.33	$1,016.39	$8.82

*”Actual” expense information for the Fund is for the period from November 11, 2011 to December 31, 2011. Actual expenses are equal to the Fund's annualized net expense ratio multiplied by 49/366 (to reflect the period from November 11, 2011 to December 31, 2011). "Hypothetical" expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/366 (to reflect the full half-year period).

Quantitative Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2011(Unaudited)

Approval of Advisory Agreement – Quantitative Managed Futures Strategy Fund

In connection with a regular meeting held on March 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Absolute Private Wealth Management LLC (“Absolute Private” or the “Adviser”) and the Trust, on behalf of Quantitative Managed Futures Strategy Fund (“Quantitative” or the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) the Fund’s overall fees and operating expenses compared with similar mutual funds; (b) the overall organization of the Adviser; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed the capitalization of the  Adviser based on financial information provided in the Board Materials. The Board concluded that the Adviser was sufficiently capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s experience evaluating and selecting CTAs and commodity pools. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Board noted that the advisory fee that Quantitative will pay its Adviser is average among its peer group and that the funds in that peer group that have a lower management fee do not have a sub-adviser. The Trustees concluded that the Fund’s advisory fee was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar  funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether the Fund will initially benefit from economies of scale with  respect to the management of the Fund and whether there is potential for realization of any future economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Quantitative Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2011(Unaudited)

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees considered, with respect to the Fund, the proposed advisory fees, other benefits to the Adviser and expected asset levels. The Board also considered the expected impact of expense limitation agreement on the Adviser. The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-QMF-FUND or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-QMF-FUND.

INVESTMENT ADVISOR

Absolute Private Wealth Management LLC
1001 West Loop South, Suite 811

Houston, TX 77027

INVESTMENT SUB-ADVISOR

Horizon Cash Management LLC
325 W. Huron Street, Suite 808

Chicago, IL 60654

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/9/12